WILMINGTON FUNDS

111 South Calvert Street, 26th floor

Baltimore, Maryland 21202

September 19, 2012

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wilmington Funds (the “Registrant”)

File No. 33-20673; 811-5514

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus dated August 31, 2012, relating to the Wilmington Large-Cap Strategy Fund, Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund, Wilmington Mid-Cap Growth Fund, Wilmington Small-Cap Strategy Fund, Wilmington Small-Cap Growth Fund, Wilmington Multi-Manager International Fund, Wilmington Rock Maple Alternatives Fund, Wilmington Multi-Manager Real Asset Fund, Wilmington Strategic Allocation Conservative Fund, Wilmington Strategic Allocation Moderate Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Short-Term Corporate Bond Fund, Wilmington Short Duration Government Bond Fund, Wilmington Municipal Bond Fund, Wilmington Maryland Municipal Bond Fund, Wilmington New York Municipal Bond Fund, Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington U.S. Treasury Money Market Fund and Wilmington Tax-Exempt Money Market Fund series of the Registrant, as filed pursuant to Rule 497(c) under the 1933 Act on September 5, 2012 (Accession Number: 0001193125-12-379393).

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,

By: /s/ Lisa R. Grosswirth

Lisa R. Grosswirth

Secretary of the Wilmington Funds

cc:	Alison Fuller, Stradley Ronon Stevens & Young, LLP

Jeff Seling, Wilmington Trust Investment Advisors, Inc.